Risk management - Aging analysis (past due but performing): Consumer lending portfolio, outstandings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Credit Risk Exposure [Table]
Financial assets	€ 951,934	€ 916,942
ING Bank consumer lending portfolio, outstandings [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1,142	953
Increase (decrease) in financial assets	189
ING Bank consumer lending portfolio, outstandings [member] | Term loans [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease) in financial assets	143
ING Bank consumer lending portfolio, outstandings [member] | Residential mortgages [Member]
Disclosure Of Credit Risk Exposure [Table]
Increase (decrease) in financial assets	105
ING Bank consumer lending portfolio, outstandings [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	714	371
Increase (decrease) in financial assets	343
ING Bank consumer lending portfolio, outstandings [member] | AUSTRALIA
Disclosure Of Credit Risk Exposure [Table]
Financial assets	25	182
ING Bank consumer lending portfolio, outstandings [member] | Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	927	674
ING Bank consumer lending portfolio, outstandings [member] | Past due for 1-30 days [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	599	355
ING Bank consumer lending portfolio, outstandings [member] | Past due for 1-30 days [member] | AUSTRALIA
Disclosure Of Credit Risk Exposure [Table]
Financial assets	17	67
ING Bank consumer lending portfolio, outstandings [member] | Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	123	91
ING Bank consumer lending portfolio, outstandings [member] | Past due for 31-60 days [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	53	12
ING Bank consumer lending portfolio, outstandings [member] | Past due for 31-60 days [member] | AUSTRALIA
Disclosure Of Credit Risk Exposure [Table]
Financial assets	7	15
ING Bank consumer lending portfolio, outstandings [member] | Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	91	50
ING Bank consumer lending portfolio, outstandings [member] | Past due for 61-90 days [member] | Belgium [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	61	4
ING Bank consumer lending portfolio, outstandings [member] | Past due for 61-90 days [member] | AUSTRALIA
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	4
ING Bank consumer lending portfolio, outstandings [member] | Past due for >90 days [member]
Disclosure Of Credit Risk Exposure [Table]
Financial assets	1	138
ING Bank consumer lending portfolio, outstandings [member] | Past due for >90 days [member] | AUSTRALIA
Disclosure Of Credit Risk Exposure [Table]
Financial assets		€ 96
Increase (decrease) in financial assets	€ 157